Acuitas International Small Cap Fund
ACUITAS INTERNATIONAL SMALL CAP FUND
Investment Objective
The Acuitas International Small Cap Fund's (the "Fund") investment objective is capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Acuitas International Small Cap Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	1.00%	1.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Acuitas International Small Cap Fund		Institutional Shares	Investor Shares
Management Fees		1.20%	1.20%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		1.23%	1.23%
Total Annual Fund Operating Expenses		2.43%	2.68%
Fee Waiver and/or Expense Reimbursement	[1]	(0.93%)	(0.93%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%	1.75%
[1]	Acuitas Investments, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 1.50% and 1.75%, respectively, through November 1, 2020 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by a Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - Acuitas International Small Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Shares	153	669	1,212	2,696
Investor Shares	178	744	1,337	2,944

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of publicly traded international companies with small market capitalizations. For the purposes of this policy, small market capitalization companies are those with market capitalizations of less than $4 billion at time of purchase. Equity securities may include common stock, preferred stock, depositary receipts, common and preferred stock of real estate investment trusts ("REITs"), exchange-traded funds ("ETFs") consisting primarily of common stocks, rights, warrants, initial public offerings ("IPOs"), publicly traded partnerships, and securities convertible into common stock.

The Fund's principal investment strategy may include investments in emerging markets. Emerging markets or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. The Adviser and/or Subadvisers (as defined below) consider an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market or developing countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

The Fund will pursue its investment objective using a "multi-manager" process by allocating assets among one or more carefully chosen asset managers (the "Subadvisers"). Acuitas Investments, LLC (the "Adviser") will select the Fund's Subadviser(s) using its manager research and selection process which seeks to identify investment managers that are likely to achieve out performance over a long time horizon.

The Adviser's investment manager selection process is research driven. The Adviser develops a strong fundamental understanding of each potential investment manager's investment process, what types of securities the investment manager is likely to invest in, and in what markets that investment manager would be likely to perform well or poorly. The Adviser may select Subadvisers that invest in any combination of value, growth or core international small- or microcap stocks in an effort to diversify the Fund's portfolio while capitalizing on the underlying managers' stock selection skills.

In selecting investments for the Fund, each Subadviser may identify international small-cap companies across many industries that are expected to benefit from long-term industry, general market, or company-specific trends. Each Subadviser may select securities based upon fundamental analysis of industries and the economic cycle, company-specific analysis such as product cycles and quality of management, rigorous valuation analysis, or a number of other criteria intended to help the Fund achieve its investment objective. Subadvisers may sell the Fund's investments to secure gains, limit losses or reinvest in more promising investment opportunities. The Fund is not limited by a fixed allocation of assets to equity securities of either growth or value companies and, depending on the economic environment and judgment of the Adviser and Subadvisers, may invest in either growth companies or value companies to the exclusion of the other. In addition, the Fund may invest in exchange-traded funds ("ETFs") that provide international small cap exposure.

The Adviser has responsibility for allocating Fund assets among Subadvisers in a manner that the Adviser believes will reduce tracking error. The Adviser may invest the Fund's assets directly in the same manner as any Subadviser in pursuit of the Fund's investment objective. The Adviser may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund's portfolio.

Principal Investment Risks

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. More information on the Fund's principal investment strategies and principal risks is contained in the Fund's Statement of Additional Information (the "SAI"). The following principal risks could affect the value of your investment:

Equity Risk. Equity holdings, which include common stocks, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Small and Micro Capitalization Company Risk. The Fund's investments in small and micro capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

Geographic Concentration Risk. Because the Fund's investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Multi-Manager Risk. The success of the Fund's strategy depends on, among other things, the Adviser's skill in selecting Subadvisers and the Subadvisers' skill in executing the relevant strategy. The Subadvisers' strategies may be out of favor at any time. In addition, because the Subadvisers each make their trading decisions independently, it is possible that Subadvisers may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.

Management Risk. The Fund's ability to achieve its investment objective depends on the ability of the Adviser or Subadviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.

Growth Company Risk. The Fund may invest in growth securities that are susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Value Investment Risk. The Fund may invest in securities the Adviser or Subadviser believes are undervalued. The value of the Fund's shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Depositary Receipts Risk. The risks of depositary receipts include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

Initial Public Offering Risk. The Fund may purchase securities in an IPO. Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

REIT Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Exchange Traded Funds Risk. An investment in an ETF involves substantially the same risks as investing directly in the underlying securities. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund's performance. The Fund must pay its pro rata portion of an ETF's fees and expenses. Shares of an ETF may trade at a premium or discount to the net asset value of its portfolio securities. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Only a limited number of institutional investors, known as "authorized participants," are authorized to purchase and redeem shares from an ETF. As a result, an ETF may trade at a material discount to NAV if authorized participants exit the business or otherwise become unable to process creation and/or redemption orders. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace such that active trading markets may not develop.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to a tax risk that they may lose their tax status as a partnership, which, subject to the application of certain partnership audit rules, do not pay tax at the partnership level, and be subject to tax as a corporation.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer's credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Rights and Warrants Risk. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date. If a right or warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right or warrant. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

High Portfolio Turnover Risk. The Fund's strategy may result in high portfolio turnover rates, which may increase the Fund's brokerage commission costs and negatively impact the Fund's performance. Such portfolio turnover also may generate net short-term capital gains.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's Investor Shares had no assets during this period. Therefore there were no annual returns on the Fund's Investor Shares. Updated performance information is available at www.acuitasinvestments.com or by calling (844) 805-5628 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31 Institutional Shares

During the period shown, the highest return for a quarter was 7.29% for the quarter ended September 30, 2016, and the lowest return was -19.38% for the quarter ended December 31, 2018.

The calendar year-to-date total return as of September 30, 2019 was 12.58%.

Average Annual Total Returns (For the periods ended December 31, 2018)
Average Annual Total Returns - Acuitas International Small Cap Fund	1 Year	Since Inception	Inception Date
Institutional Shares	(23.91%)	(2.65%)	Jul. 18, 2014
Institutional Shares | After Taxes on Distributions	(24.07%)	(3.29%)
Institutional Shares | After Taxes on Distributions and Sales	(13.85%)	(1.96%)
FTSE Global Small Cap ex. U.S. Index (reflects no deduction for fees, expenses or taxes)	(18.58%)	(0.27%)

FTSE Global Small Cap ex U.S. Index is a market-capitalization weighted index representing the performance of small cap stocks in developed and emerging markets excluding the U.S.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Institutional Shares and after-tax returns for other share classes will vary.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.